UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22794

Endurance Trust Series

(Exact Name of Registrant as Specified in Charter)

100 South Ashley Drive, Suite 895

Tampa, Florida 33602

(Address of Principal Executive Offices)(Zip Code)

Derek Pilecki

100 South Ashley Drive, Suite 895

Tampa, Florida 33602

(Name and Address of Agent for Service)

With copy to: Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

Registrant’s Telephone Number, including Area Code:  (813) 282-7870

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Gator Focus Fund
	Schedule of Investments
	December 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 92.35%

Air Transportation Scheduled - 3.41%
1,850	American Airlines Group, Inc. *	$ 46,712

Communications Services, NEC - 3.60%
550	SBA Communications Corp. Class-A *	49,412

Crude Petroleum & Natural Gas - 4.46%
3,100	Rex Energy Corp. *	61,101

Deep Sea Foreign Transportation of Freight - 2.24%
640	TeeKay Corp.	30,726

Hospital & Medical Service Plans - 2.31%
450	WellCare Health Plans, Inc. *	31,689

Hotels & Motels - 3.13%
3,000	Penn National Gaming, Inc. *	42,990

Investment Advise - 4.90%
336	Virtus Investment Partners, Inc.	67,217

Life Insurance - 7.54%
4,450	Genworth Financial Inc., Class-A *	69,109
800	Primerica, Inc.	34,328
		103,437
Mortgage Bankers & Loan Correspondents - 2.05%
1,600	PennyMac Financial Services, Inc. Class-A *	28,080

National Commercial Banks - 3.66%
1,764	Bridge Bancorp	45,864
1,000	MBT Financial Corp. *	4,260
		50,124
Natural Gas Transmission & Distribution - 8.51%
600	ONEOK, Inc.	37,308
900	Targa Resources Corp.	79,353
		116,661
Operative Builders - 5.06%
1,600	Ryland Group, Inc.	69,456

Pharmaceutical Preparations - 2.41%
925	Prestige Brands Holdings, Inc. *	33,115

Radio & TV Broadcasting & Communications Equipment - 7.60%
1,950	Arris Group, Inc. *	47,463
7,350	Cumulus Media, Inc. Class-A *	56,816
		104,279
Retail-Apparel & Accessory Stores - 0.80%
1,200	Aeropostle, Inc. *	10,908

Retail-Eating Places - 8.64%
1,252	Bravo Brio Restaurant Group, Inc. *	20,370
625	DineEquity, Inc.	52,219
625	Red Robin Gourmet Burgers, Inc. *	45,962
		118,551
Retail-Retail Stores, NEC - 3.75%
1,700	Sally Beauty Holdings, Inc. *	51,391

Retail-Women's Clothing Stores - 2.61%
1,900	Chico's FAS, Inc.	35,796

Security Brokers, Dealers & Flotation Companies - 3.62%
900	Oppenheimer Holdings, Inc., Class-A	22,302
525	Raymond James Financial, Inc.	27,400
		49,702
Services-General Medical & Surgical Hospitals, NEC - 1.05%
1,100	Health Management Associates, Inc. *	14,410

Services-Prepackaged Software - 0.72%
500	MedAssets, Inc. *	9,915

Watches, Clocks, Clockwork Operated Devices/Parts - 4.59%
525	Fossil Group, Inc. *	62,968

Wholesale-Petroleum & Petroleum Products (No Bulk Stations) - 5.67%
2,150	Crosstex Energy, Inc.	77,744

TOTAL COMMON STOCKS (Cost $1,102,427) - 92.35%		$ 1,266,384

WARRANTS - 3.16%
2,900	Ambac Financial Group, Inc.	43,326

TOTAL WARRANTS (Cost $37,185) - 3.16%		$ 43,326

SHORT TERM INVESTMENTS - 4.60%
63,083	Fidelity Institutional Money Market Portfolio 0.06% ** (Cost $63,083)	63,083

TOTAL INVESTMENTS (Cost $1,202,695) - 100.11%		$ 1,372,793

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.11%)		(1,442)

NET ASSETS - 100.00%		$ 1,371,351

* Non-income producing securities during the period.
** Variable rate security; the rate shown represents the rate as of December 31, 2013

NOTES TO FINANCIAL STATEMENTS
Gator Focus Fund
1. SECURITY TRANSACTIONS
At December 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,202,695 amounted to $170,098 which consisted of aggregate gross unrealized appreciation of
$185,360 and aggregate gross unrealized depreciation of $15,262.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Gator Opportunities Fund
	Schedule of Investments
	December 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 92.58%

Aircraft & Parts - 0.68%
81	Textron, Inc.	$ 2,978

Blank Checks - 4.44%
4,875	China Cord Blood Corp. *	19,549

Cable & Other Pay Television Services - 1.96%
59	Liberty Media Corp. *	8,631

Communications Services, NEC - 4.28%
330	DigitalGlobe, Inc. *	13,580
3,002	Globalstar, Inc. *	5,253
		18,833
Drawing & Insulating of Nonferrous Wire - 2.56%
632	Corning, Inc.	11,262

Farm Machinery & Equipment - 1.77%
94	Lindsay Corp.	7,778

Fire, Marine & Casualty Insurance - 4.78%
239	American International Group, Inc.	12,201
183	Loews Corp.	8,828
		21,029
Household Appliances - 3.99%
112	Whirlpool Corp.	17,568

Investment Advice - 7.47%
1,650	Fortress Investment Group LLC	14,124
134	Oaktree Capital Group LLC	7,884
923	Pzena Investment Management, Inc.	10,854
		32,862
Life Insurance - 3.25%
921	Genworth Financial, Inc. Class-A *	14,303

Motor Vehicle Parts & Accessories - 6.34%
208	TRW Automotive Holdings Corp. *	15,473
152	Visteon Corp. *	12,447
		27,920
Optical Instruments & Lenses - 0.63%
200	Perceptron, Inc.	2,774

Patent Owners & Lessors - 2.13%
554	RPX Corp. *	9,363

Pharmaceutical Preparations - 4.49%
200	Taro Pharmaceutical Industries, Ltd. *	19,780

Radio & TV Broadcasting & Communications Equipment - 3.44%
98	Loral Space & Communications, Ltd. *	7,936
310	Orbital Sciences Corp. *	7,223
		15,159
Real Estate Agents & Managers (For Others) - 2.74%
118	Jones Lang LaSalle, Inc.	12,082

Retail-Shoe Stores - 1.52%
161	Foot Locker, Inc.	6,672

Security & Commodity Brokers, Dealers, Exchanges & Services - 2.73%
302	NASDAQ OMX Group, Inc.	12,020

Semiconductors & Related Devices - 9.22%
150	Ambarella, Inc. *	5,083
577	Chipmos Technologies, Ltd. (Bermuda)	11,101
1,211	Himax Technologies, Inc.	17,814
85	IPG Photonics Corp. *	6,597
		40,595
Services-Auto Rental & Leasing (No Drivers) - 4.76%
88	AMERCO *	20,930

Services-Business Services, NEC - 2.25%
883	Giant Interactive Group, Inc.	9,925

Services-Consumer Credit Reporting, Collection Agencies - 1.66%
106	Equifax, Inc.	7,324

Services-Detective, Guard & Armored Car Services - 3.18%
346	The ADT Corp.	14,003

Services-Equipment Rental & Leasing - 4.53%
256	United Rentals, Inc. *	19,955

Services-Prepackaged Software - 3.30%
358	Synopsys, Inc. *	14,524

Telephone & Telegraph Apparatus - 1.71%
162	Plantronics, Inc.	7,525

Television Broadcasting Stations - 2.76%
1,997	Entravision Communications	12,162

TOTAL COMMON STOCKS (Cost $373,429) - 92.58%		$ 407,506

SHORT TERM INVESTMENTS - 12.25%
53,912	Fidelity Institutional Money Market Portfolio 0.06% ** (Cost $53,912)	53,912

TOTAL INVESTMENTS (Cost $427,340) - 104.83%		$ 461,418

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.83%)		(21,256)

NET ASSETS - 100.00%		$ 440,162

* Non-income producing securities during the period.
** Variable rate security; the rate shown represents the rate as of December 31, 2013

NOTES TO FINANCIAL STATEMENTS
Gator Opportunities Fund
1. SECURITY TRANSACTIONS

At December 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $427,340 amounted to $34,078 which consisted of aggregate gross unrealized appreciation of $36,013 and aggregate gross unrealized depreciation of $1,935.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$407,506	$0	$0	$407,506
Cash Equivalents	$53,912	$0	$0	$53,912
Total	$461,418	$0	$0	$461,418

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Endurance Series Trust

By /s/ Derek S. Pilecki

Derek S. Pilecki

President, Secretary and Treasurer

Date: February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Derek S. Pilecki

Derek S. Pilecki

President, Secretary and Treasurer

Date: February 28, 2014